Impairment Charges on Financial Assets (Tables)	6 Months Ended
Sep. 30, 2018
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Summary of Impairment Charges (Reversals) on Financial Assets

Impairment charges (reversals) on financial assets for the six months ended September 30, 2018 and 2017 consisted of the following:

	For the six months ended September 30,
	2018(1)	2017(2)
	(In millions)
Loans and advances	¥34,207	¥62,936
Loan commitments	(9,435)	—
Financial guarantees	487	—
Investment securities(3)	1	4,056

Total impairment charges on financial assets	¥25,260	¥66,992

(1)	For the six months ended September 30, 2018, impairment charges on the financial assets above are determined in accordance with IFRS 9.
(2)

For the six months ended September 30, 2017, impairment charges on loans and advances and investment securities were determined in accordance with IAS 39, while losses for loan commitments and financial guarantee contracts were determined in accordance with IAS 37.

(3)	Investment securities, which were formerly available-for-sale financial assets under IAS 39, include debt instruments measured at FVOCI and those measured at amortized cost under IFRS 9.